REVENUE RECOGNITION (Details - Revenues) - USD ($)	3 Months Ended				9 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 5,048,065	$ 5,886,961	$ 5,085,301	$ 4,651,352	$ 16,020,327	$ 10,884,737
Engineering Design Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,400,780			1,532,414	4,745,358	3,659,667
Optical Components [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,609,983			1,927,963	7,842,804	4,873,294
Medical Device [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,037,302			1,190,975	2,832,165	2,351,776
Technology Rights [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 0			$ 0	$ 600,000	$ 0